Equity-Based Compensation (Disclosure of Share-Based Compensation Arrangements by Share-Based Payment Award) (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Performance Phantom Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of units vested	150.00%
Performance estimate for units granted	100.00%	100.00%
Estimated forfeiture rate	10.00%
Performance Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Estimated forfeiture rate		10.00%
Restricted Phantom Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Estimated forfeiture rate	10.00%	10.00%